Prepayments and Other Current Assets, Net	12 Months Ended
Dec. 31, 2024
Prepayments and Other Current Assets, Net [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS, NET
6.	PREPAYMENTS AND OTHER CURRENT ASSETS, NET

Prepayments and other current assets, net consist of the following:

	As of December 31,
	2023	2024	2024
	HK$	HK$	US$
Deposits	576,178	421,157	54,219
Prepayments to suppliers	694,864	3,549,283	456,929
Prepaid expenses (Note 1)	—	28,391,667	3,655,093
Input VAT	1,140,944	2,475,923	318,746
Deferred offering costs	7,444,232	-	-
Others	446,137	627,725	80,812
Total	10,302,355	35,465,755	4,565,799
Less: Non-current portion	—	14,191,667	1,827,010
Current portion	10,302,355	21,274,088	2,738,789

Note 1: The prepaid expenses mainly attributable to the amount prepaid to service provider for advertising, marketing and consultancy services for promotion and business strategy of the Company for a period ranging from one to three years. The amounts paid were non-refundable and non-cancellable and will be charged to statements of operations over the service period in which the services are expected to be evenly received during the service periods.